Debt (Details 5) (USD $) In Millions, unless otherwise specified	3 Months Ended				9 Months Ended		12 Months Ended
	Feb. 01, 2014	May 04, 2013	Feb. 02, 2013	Oct. 27, 2012	Nov. 01, 2014	Nov. 02, 2013	Feb. 01, 2014	Feb. 02, 2013	Jan. 28, 2012	Sep. 17, 2012
Asset-based Revolving Credit Facility
Refinancing costs and losses on early extinguishments of debt	$ 7	$ 7	$ 30	$ 3	$ 68	$ 7	$ 14	$ 33	$ 18
Debt issuance costs that are being amortized as interest expense	108						108
Restated Revolving Credit Facility
Asset-based Revolving Credit Facility
Maximum borrowing capacity										650
Percentage of eligible credit card receivables and debit card receivables to determine borrowing base							90.00%
Percentage of appraised net orderly liquidation value of eligible inventory to determine borrowing base							90.00%
Percentage of appraised net orderly liquidation value of eligible inventory and eligible letters of credit to determine borrowing base							90.00%
Percentage of face value of eligible letters of credit supported by eligible letters of credit to determine borrowing base							90.00%
Maximum borrowing capacity, optional additional commitments	200						200
Maximum borrowing capacity once expanded	850						850
Initial commitment fee on the unutilized commitments (as a percent)							0.375%
Average daily excess availability as a percentage of total commitments for lower commitment fee on the unutilized commitments							50.00%
Commitment fee on the unutilized commitments if average daily excess availability is less than or equal to the specified percentage							0.25%
Average daily excess availability as a percentage of total commitments for higher commitment fee on the unutilized commitments							50.00%
Commitment fee on the unutilized commitments if average daily excess availability is greater than the specified percentage							0.375%
Security interest granted in voting stock of foreign subsidiaries (as a percent)							65.00%
Security interest granted in non-voting stock of foreign subsidiaries (as a percent)							100.00%
Projected period used for testing of certain payment conditions							6 months
Refinancing costs and losses on early extinguishments of debt								2
Unamortized debt issuance costs to be amortized over the revised life			7					7
Debt issuance costs that are being amortized as interest expense			4					4
Borrowing base amount	650		650		650		650	650
Availability of borrowings	589		587		588		589	587
Outstanding letters of credit	63				62		63
Restated Revolving Credit Facility | Base rate
Asset-based Revolving Credit Facility
Variable interest rate basis							base rate
Restated Revolving Credit Facility | Debt Instrument Base Rate from Prime Rate of Wells Fargo [Member]
Asset-based Revolving Credit Facility
Variable interest rate basis, reference rate							prime rate of Wells Fargo
Margin added to reference rate for the variable interest rate basis							0.75%
Restated Revolving Credit Facility | Debt Instrument Base Rate from Federal Funds Effective Rate [Member]
Asset-based Revolving Credit Facility
Variable interest rate basis, reference rate							federal funds effective rate
Margin added to reference rate for the variable interest rate basis							0.50%
Restated Revolving Credit Facility | Debt Instrument Base Rate from LIBOR [Member]
Asset-based Revolving Credit Facility
Variable interest rate basis, reference rate							LIBOR
Margin added to reference rate for the variable interest rate basis							1.00%
Restated Revolving Credit Facility | London Interbank Offered Rate (LIBOR) [Member]
Asset-based Revolving Credit Facility
Variable interest rate basis							LIBOR
Margin added to reference rate for the variable interest rate basis							1.75%
Restated Revolving Credit Facility | Maximum
Asset-based Revolving Credit Facility
Excess availability as a percentage of loan cap for repayment of outstanding loans							12.50%
Period of excess availability as a percentage of loan cap for repayment of outstanding loans							5 days
Excess availability for repayment of outstanding loans	65						65
Excess availability as a percentage of loan cap for maintaining specified consolidated fixed charge coverage ratio							10.00%
Excess availability for maintaining specified consolidated fixed charge coverage ratio	50						50
Period of excess availability as a percentage of loan cap for maintaining specified consolidated fixed charge coverage ratio							30 days
Consolidated fixed charge coverage ratio required to be maintained							100.00%
Standby letters of credit
Asset-based Revolving Credit Facility
Outstanding letters of credit	$ 61						$ 61